Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 190,489
Cash in escrow	62,187
Security deposit	24,090	21,954
Others	2,682	10,568
Total	$ 279,448	$ 32,522